19. Deferred taxes and contributions (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets, beginning	R$ 1,054,103	R$ 1,252,416	R$ 1,183,942
Deferred tax liabilities, beginning	(1,090,857)	(1,066,071)	(1,055,700)
Deferred tax assets (liabilities) net, beginning	(36,754)	186,345	128,242
Deferred tax asset, changes	(120,288)	(198,313)	68,474
Deferred tax liabilities, changes	(104,200)	(24,786)	(10,371)
Deferred tax assets, net, changes	(224,488)	(223,099)	58,103
Deferred tax assets, ending	933,815	1,054,103	1,252,416
Deferred tax liabilities, ending	(1,195,057)	(1,090,857)	(1,066,071)
Deferred tax assets (liabilities) net, ending	(261,242)	(36,754)	186,345
Provisions
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets, beginning	482,863	524,129
Deferred tax asset, changes	(145,030)	(41,266)
Deferred tax assets, ending	337,833	482,863	524,129
Pension obligations - G1
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets, beginning	165,503	167,922
Deferred tax asset, changes	(8,459)	(2,419)
Deferred tax assets, ending	157,044	165,503	167,922
Donations of underlying asset on concession agreements
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets, beginning	55,112	57,317
Deferred tax asset, changes	(981)	(2,205)
Deferred tax assets, ending	54,131	55,112	57,317
Credit losses
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets, beginning	199,063	266,757
Deferred tax asset, changes	(1,143)	(67,694)
Deferred tax assets, ending	197,920	199,063	266,757
Other
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets, beginning	151,562	151,247
Deferred tax asset, changes	35,325	315
Deferred tax assets, ending	186,887	151,562	151,247
Temporary difference on concession of intangible asset
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax liabilities, beginning	(460,177)	(492,341)
Deferred tax liabilities, changes	26,335	32,164
Deferred tax liabilities, ending	(433,842)	(460,177)	(492,341)
Capitalization of borrowing costs
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax liabilities, beginning	(415,379)	(374,512)
Deferred tax liabilities, changes	(5,599)	(40,867)
Deferred tax liabilities, ending	(420,978)	(415,379)	(374,512)
Profit on supply to governmental entities
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax liabilities, beginning	(76,705)	(92,365)
Deferred tax liabilities, changes	(130,273)	15,660
Deferred tax liabilities, ending	(206,978)	(76,705)	(92,365)
Actuarial gain/loss - G1 Plan
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets, beginning		85,044
Deferred tax liabilities, beginning	(36,538)	0
Deferred tax asset, changes		(85,044)
Deferred tax liabilities, changes	108	(36,538)
Deferred tax assets, ending			85,044
Deferred tax liabilities, ending	(36,430)	(36,538)	0
Construction margin
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax liabilities, beginning	(88,947)	(91,790)
Deferred tax liabilities, changes	2,783	2,843
Deferred tax liabilities, ending	(86,164)	(88,947)	(91,790)
Borrowing costs
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax liabilities, beginning	(13,111)	(15,063)
Deferred tax liabilities, changes	2,446	1,952
Deferred tax liabilities, ending	R$ (10,665)	R$ (13,111)	R$ (15,063)